TAXES ON INCOME - Schedule of Effect on Benefit Resulting from "Preferred Enterprise" Status on Net Earnings Per Ordinary Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Basic earnings per share (in usd per share)	$ 3.15	$ 3.13	$ 2.99
Diluted earnings per share (in usd per share)	2.98	2.98	2.88
Approved, Privileged and Preferred Enterprise
Entity Information [Line Items]
Basic earnings per share (in usd per share)	0.08	0.15	0.29
Diluted earnings per share (in usd per share)	$ 0.08	$ 0.14	$ 0.28